UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Joseph A. Cajigal
Address: 151 Bodman Place
         Redbank, NJ 07701



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Joseph A. Cajigal
Title:   Cheif Executive Officer
Phone:   201-332-9800_
Signature, Place, and Date of Signing:

Joseph A. Cajigal Redbank, NJ     14-August-2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      71
Form 13F Information Table Value Total:        $84,623


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABB LTD                        COM              000375204     1147      61339 SH       DEFINED               25000       0     36339
AT&T INC                       COM              00206R102      342       9073 SH       DEFINED                7323       0      1750
ABBOTT LABORATORIES            COM              002824100     1400      20424 SH       DEFINED               10285       0     10139
AGRIUM INC                     COM              008916108      827       7990 SH       DEFINED                1825       0      6165
AMERICAN CAPITAL LIMITED       COM              02503Y103     1389     122345 SH       DEFINED               46220       0     76125
AMERICAN EXPRESS CO            COM              025816109     1131      19883 SH       DEFINED                9280       0     10603
APPLE INC                      COM              037833100     5623       8429 SH       DEFINED                3492       0      4937
ARTISAN VALUE FUND INV         FUND             04314H873      203      17937 SH       DEFINED                   0       0     17937
BAKER HUGHES INC.              COM              057224107     1277      28223 SH       DEFINED               13150       0     15073
BAXTER INTERNATIONAL INC       COM              071813109     1208      20048 SH       DEFINED                9000       0     11048
BOEING COMPANY                 COM              097023105     1350      19402 SH       DEFINED                9337       0     10065
CBS CORP.                      COM              124857202     1174      32312 SH       DEFINED               13850       0     18462
CMS ENERGY CORP.               COM              125896100     1351      57370 SH       DEFINED               25500       0     31870
CATERPILLAR INC DEL            COM              149123101     1069      12422 SH       DEFINED                5500       0      6922
CELGENE CORP.                  COM              151020104     1449      18964 SH       DEFINED                8850       0     10114
CHEVRON CORP                   COM              166764100      599       5135 SH       DEFINED                3580       0      1555
CHICAGO BRIDGE & IRON          COM              167250109      282       7400 SH       DEFINED                   0       0      7400
CISCO SYS INC                  COM              17275R102     1087      56933 SH       DEFINED               27130       0     29803
COCA-COLA COMPANY              COM              191216100     1247      32886 SH       DEFINED               15580       0     17306
COSTCO WHSL CORP               COM              22160K105     1163      11609 SH       DEFINED                5000       0      6609
CUMMINS INC                    COM              231021106      256       2775 SH       DEFINED                1935       0       840
DEVON ENERGY                   COM              25179M103     1181      19524 SH       DEFINED                9200       0     10324
DIAGEO PLC                     COM              25243Q205     1476      13093 SH       DEFINED                6100       0      6993
DISNEY WALT CO                 COM              254687106     1343      25696 SH       DEFINED               12100       0     13596
DODGE & COX GLOBAL FUND        FUND             256206202      220      24774 SH       DEFINED                   0       0     24774
DOMINION RESOURCES INC (NEW)   COM              25746U109      417       7880 SH       DEFINED                7535       0       345
DU PONT E I DE NEMOURS & CO    COM              263534109     1433      28498 SH       DEFINED               14518       0     13980
EATON CORP                     COM              278058102     1378      29158 SH       DEFINED               12850       0     16308
EBAY INC                       COM              278642103     1284      26536 SH       DEFINED               11100       0     15436
ENERGY TRANSFER PARTNERS       COM              29273R109      258       6055 SH       DEFINED                4080       0      1975
FMC CORP                       COM              302491303      875      15800 SH       DEFINED                   0       0     15800
FLUOR CORP.                    COM              343412102     1238      22003 SH       DEFINED                9400       0     12603
FRANKLIN RESOURCES INC         COM              354613101     1276      10202 SH       DEFINED                4600       0      5602
FREEPORT MCMORAN COPPER&GOLD   COM              35671D857     1267      32016 SH       DEFINED               14290       0     17726
GENERAL ELEC CO                COM              369604103     1337      58854 SH       DEFINED               26200       0     32654
GILEAD SCIENCES INC            COM              375558103     1378      20773 SH       DEFINED                8900       0     11873
GLAXOSMITHKLINE PLC ADRS       COM              37733W105     1044      22588 SH       DEFINED                9935       0     12653
GOLDMAN SACHS GROUP INC        COM              38141G104     1123       9875 SH       DEFINED                4450       0      5425
GOOGLE INC CLASS A             COM              38259P508     1531       2029 SH       DEFINED                 896       0      1133
HARLEY DAVIDSON INC            COM              412822108     1029      24285 SH       DEFINED               10500       0     13785
HESS CORP                      COM              42809H107     1327      24710 SH       DEFINED               10500       0     14210
HONEYWELL                      COM              438516106     1867      31250 SH       DEFINED                9200       0     22050
INTEL CORP                     COM              458140100     1126      49685 SH       DEFINED               22380       0     27305
INTERNATIONAL BUSINESS MACHS   COM              459200101     2085      10052 SH       DEFINED                5595       0      4457
ISHARES TRUST EMERGING         MARKETS FUND     464287234      211       5106 SH       DEFINED                3638       0      1468
JPMORGAN CHASE & CO            COM              46625H100     2186      54005 SH       DEFINED               20141       0     33864
JOHNSON & JOHNSON              COM              478160104      355       5155 SH       DEFINED                4505       0       650
LOWES CO INC                   COM              548661107     1435      47448 SH       DEFINED               21800       0     25648
MACY'S INC                     COM              55616P104      283       7535 SH       DEFINED                5935       0      1600
MASTERCARD                     COM              57636Q104     1165       2581 SH       DEFINED                1115       0      1466
MCDONALDS CORP                 COM              580135101     1447      15771 SH       DEFINED                8055       0      7716
MICROSOFT CORP                 COM              594918104     1150      38634 SH       DEFINED               18200       0     20434
NCR CORPORATION                COM              62886E108     1124      48201 SH       DEFINED               21425       0     26776
NIKE INC CL B                  COM              654106103     1351      14235 SH       DEFINED                6450       0      7785
NORFOLK & SOUTHERN             COM              655844108     1059      16637 SH       DEFINED                7750       0      8887
NUCOR CORP.                    COM              670346105      992      25933 SH       DEFINED               11374       0     14559
OCCIDENTAL PETROLEUM           COM              674599105     1163      13518 SH       DEFINED                6200       0      7318
PHILIP MORRIS INTL INC         COM              718172109     1576      17522 SH       DEFINED                9052       0      8470
PROCTER & GAMBLE CO            COM              742718109     1409      20311 SH       DEFINED               10127       0     10184
PUBLIC STORAGE                 COM              74460D109     1029       7393 SH       DEFINED                3375       0      4018
QUALCOMM INC                   COM              747525103     1838      29429 SH       DEFINED               10875       0     18554
SAP AG                         COM              803054204     1405      19700 SH       DEFINED                9350       0     10350
SCHLUMBERGER LIMITED           COM              806857108     1225      16941 SH       DEFINED                7750       0      9191
SIMON PPTY GROUP INC           COM              828806109     1076       7088 SH       DEFINED                3350       0      3738
STATE STREET CORP              COM              857477103     1201      28616 SH       DEFINED               13000       0     15616
TIFFANY & CO                   COM              886547108     1143      18478 SH       DEFINED                8750       0      9728
VERIZON COMMUNICATIONS         COM              92343V104     1648      36162 SH       DEFINED               18407       0     17755
WATSON PHARMACEUTICAL          COM              942683103     1424      16719 SH       DEFINED                7700       0      9019
WELLPOINT INC                  COM              94973V107     1095      18874 SH       DEFINED                7700       0     11174
WEYERHAEUSER                   COM              962166104     1359      51978 SH       DEFINED               24200       0     27778
YACKTMAN FUND                  FUND             984281105      207      10760 SH       DEFINED                   0       0     10760